Lease obligation - Reconciliation of obligation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease obligation
Imputed interest rate	8.00%
Balance	$ 38,785	$ 11,510
Additions	88,074	96,998
Lease payments	(89,572)	(69,723)
Balance	37,287	38,785
Recognition of lease liabilities	$ 88,074	$ 96,998